13. Bank Loan Payable (Annual) (Details Narrative)	3 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance from Federal Home Loan Bank		$ 187,415	$ 187,415
SBA Loan		150,000	$ 150,000
Federal Home Loan Bank, Advances, Activity for Year, Average Interest Rate for Year			3.75%	3.75%
Monthly Installments		731
Repaid Capital			$ 1,168
Accrued and unpaid interest		$ 5,524	5,524
Intesa Sanpaolo Bank [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance from Federal Home Loan Bank						$ 545,000	€ 500,000
Weighted Average Rate, Interest-Bearing Foreign Deposits, Point in Time						4.50%	4.50%
Debt Instrument, Frequency of Periodic Payment					57
Debt Instrument, Periodic Payment | €	€ 9,971				€ 9,760
Repayments of Debt			141,578	€ 119,641
Principal Payment			133,754	113,029
Interest Payment			$ 7,824	€ 6,612